Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events

Issuance of Convertible Note

In January, 2025, the Company entered into securities purchase agreements (the “SPAs”) with 2 individuals, pursuant to which the Company agreed to issue to the Investors Promissory Notes (the “Notes”), in the aggregate principal amount of $100,000 with an interest rate of 8% per annum. The Notes mature twelve (12) months from the dates of issue. The principal amounts of the notes together with any accrued interest are convertible into common shares at any time prior or at maturity at a price of $10.00 per common share. The Notes, together with any accrued interest, shall automatically convert into common shares at a price of $10.00 per share upon the successful uplisting of the Company’s common stock onto the NASDAQ, CBOE or NYSE stock exchanges.

Issuance of Promissory Note

On March 10, 2025, the Company issued a Promissory Note to an individual in the principal amount of $36,912. The Note matures on September 30, 2025 and carries an interest rate of 8% per annum.